INCOME TAXES (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Federal income tax (benefit) at statutory rates	(21.00%)	(34.00%)	(21.00%)	(24.25%)	(34.00%)
Stock-based compensation				(0.22%)	(3.46%)
Rate change				(81.08%)
Change in valuation allowance				58.95%	(29.29%)
True-ups and other adjustments				(0.09%)	(1.27%)
State tax benefit				(1.82%)	(0.02%)
Total				(0.02%)	(0.04%)